Cash Equivalents and Investments (Details) - Schedule of cash and cash equivalents - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Operating accounts	$ 1,477,524	$ 976,538
Restricted accounts		403,811
Subtotal	1,477,524	1,380,349
Held to Maturity Investments
Restricted accounts – certificates of deposit (4 – 24-month maturities, FDIC insured)	276,465	276,270
Subtotal	276,465	276,270
TOTAL	$ 1,753,989	$ 1,656,619